Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Argentina: 0.5%
2,367	(1)	MercadoLibre, Inc.	$1,926,052	0.5

		Australia: 1.4%
18,792		Cochlear Ltd.	2,832,459	0.7
135,073		Goodman Group	1,976,800	0.5
398,017		South32 Ltd. - AUD	1,084,841	0.2
			5,894,100	1.4

		Belgium: 0.9%
10,788		D'ieteren Group	1,770,587	0.4
21,756		Solvay S.A.	1,910,886	0.5
			3,681,473	0.9

		Brazil: 0.7%
107,336		Localiza Rent a Car SA	1,207,766	0.3
241,560		Raia Drogasil SA	979,480	0.2
33,146	(1)	XP, Inc.	699,381	0.2
			2,886,627	0.7

		Canada: 6.5%
53,319		Brookfield Asset Management, Inc.	2,645,652	0.6
49,661		Canadian Pacific Railway Ltd.	3,915,717	0.9
97,213		Cenovus Energy, Inc.	1,852,327	0.4
1,353		Constellation Software, Inc./Canada	2,301,606	0.6
343,000		Lundin Mining Corp.	1,933,903	0.5
43,383		Magna International, Inc.	2,770,238	0.7
64,600		Methanex Corp.	2,403,299	0.6
12,068		Nutrien Ltd.	1,033,067	0.2
70,800		Open Text Corp.	2,896,024	0.7
38,910		Pembina Pipeline Corp.	1,485,541	0.4
1,940		Ritchie Bros Auctioneers, Inc.	139,832	0.0
37,580	(1)	Shopify, Inc.	1,308,911	0.3
39,606		Toronto-Dominion Bank	2,572,666	0.6
			27,258,783	6.5

		China: 4.8%
217,940	(1)	Alibaba Group Holding Ltd.	2,450,401	0.6
41,968	(1)	Baidu, Inc.	725,392	0.2
8,000		Byd Co., Ltd. - H Shares	292,688	0.1
140,000		China Longyuan Power Group Corp. Ltd. - H Shares	224,919	0.1
42,800		China Tourism Group Duty Free Corp. Ltd. - A Shares	1,336,859	0.3
27,384		ENN Energy Holdings Ltd.	446,704	0.1
94,000		Geely Automobile Holdings Ltd.	186,392	0.0
28,250		JD.com, Inc. - Class A	842,770	0.2
221,500		Li Ning Co. Ltd.	1,796,727	0.4
135,700	(1),(2)	Meituan Class B	3,044,206	0.7
259,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,525,092	0.4
64,900		Proya Cosmetics Co. Ltd. - A Shares	1,698,786	0.4
77,700		Shandong Sinocera Functional Material Co. Ltd. - A Shares	368,218	0.1
19,699		Tencent Holdings Ltd.	761,343	0.2
27,240	(1)	Trip.com Group Ltd.	702,268	0.2
1,203,000		Weichai Power Co. Ltd. - H Shares	1,719,917	0.4
37,455		Yum China Holdings, Inc.	1,824,433	0.4
850		Yum China Holdings, Inc. - HKD	39,797	0.0
			19,986,912	4.8

		Denmark: 0.3%
5,337	(1)	Ascendis Pharma A/S ADR	456,474	0.1
2,651	(1)	Genmab A/S	943,279	0.2
			1,399,753	0.3

		Finland: 0.5%
357,082		Nokia OYJ - Finland	1,859,884	0.5

		France: 6.2%
83,849		AXA S.A.	1,932,085	0.5
73,009		Bureau Veritas SA	2,013,625	0.5
75,992		Cie Generale des Etablissements Michelin SCA	2,126,594	0.5
1,145		Hermes International	1,570,870	0.4
33,726		IPSOS	1,728,644	0.4
2,557		Kering SA	1,463,854	0.3
51,805		Klepierre SA	1,151,105	0.3
3,615		L'Oreal S.A.	1,366,672	0.3
4,576		LVMH Moet Hennessy Louis Vuitton SE	3,177,354	0.8
46,100		Publicis Groupe	2,453,219	0.6
14,189		Remy Cointreau SA	2,803,128	0.7
603		Schneider Electric SE	83,397	0.0
23,559	(1)	UbiSoft Entertainment	1,003,006	0.2
29,768		Vinci SA	2,853,512	0.7
			25,727,065	6.2

		Germany: 7.7%
8,420		Adidas AG	1,456,583	0.4
44,089	(1),(2)	Auto1 Group SE	380,283	0.1
36,540		BASF SE	1,628,406	0.4
56,541		Bechtle AG	2,615,230	0.6
143,697	(1)	Commerzbank AG	984,483	0.2
289,041		Deutsche Telekom AG	5,491,463	1.3
131,100	(1)	flatexDEGIRO AG	1,333,442	0.3
58,210		Fresenius SE & Co. KGaA	1,489,528	0.4
15,712		Hannover Rueck SE	2,228,692	0.5
41,600		HeidelbergCement AG	2,118,973	0.5
23,579		Infineon Technologies AG	646,639	0.2
9,049		Muenchener Rueckversicherungs-Gesellschaft AG	2,051,456	0.5
18,750		Nemetschek SE	1,255,244	0.3
1,925		Rational AG	1,341,807	0.3
59,200		RWE AG	2,435,358	0.6
23,917		Siemens AG	2,667,788	0.6

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
65,206	(1),(2)	Zalando SE	$1,835,745	0.5
			31,961,120	7.7

		Greece: 0.2%
51,500		Jumbo SA	798,493	0.2

		Hong Kong: 2.2%
437,800		AIA Group Ltd.	4,398,424	1.1
20,600		Hong Kong Exchanges and Clearing Ltd.	945,343	0.2
351,133		Techtronic Industries Co., Ltd.	3,896,393	0.9
		9,240,160		2.2

		India: 0.8%
28,384		Housing Development Finance Corp.	856,567	0.2
26,294	(1)	MakeMyTrip Ltd.	841,408	0.2
56,547		Reliance Industries Ltd.	1,798,440	0.4
		3,496,415		0.8

		Ireland: 0.5%
1,113,428	(1)	Greencore Group PLC	1,364,073	0.3
18,537		Smurfit Kappa PLC	671,915	0.2
			2,035,988	0.5

		Israel: 0.2%
5,382	(1)	CyberArk Software Ltd.	700,360	0.2

		Italy: 0.5%
9,725		Ferrari NV	2,065,215	0.5

		Japan: 16.3%
60,000		Asahi Group Holdings, Ltd.	2,085,981	0.5
7,600		Bandai Namco Holdings, Inc.	593,731	0.1
162,000		Brother Industries Ltd.	3,034,493	0.7
210,000		Daicel Corp.	1,335,877	0.3
57,500		Dai-ichi Life Holdings, Inc.	1,000,206	0.2
9,640		Daikin Industries Ltd.	1,690,647	0.4
26,900		Daito Trust Construction Co., Ltd.	2,550,189	0.6
34,700		Denso Corp.	1,897,919	0.4
6,300		Eisai Co., Ltd.	288,508	0.1
91,100		Honda Motor Co., Ltd.	2,334,638	0.6
3,800		Hoya Corp.	380,728	0.1
55,100		Kao Corp.	2,396,543	0.6
73,600		KDDI Corp.	2,359,789	0.6
8,386		Keyence Corp.	3,323,725	0.8
300,800		Marubeni Corp.	2,798,123	0.7
38,600		Mitsubishi Estate Co., Ltd.	573,272	0.1
399,300		Mitsubishi UFJ Financial Group, Inc.	2,249,853	0.5
100,500		Mitsui Fudosan Co., Ltd.	2,246,118	0.5
35,900		Murata Manufacturing Co., Ltd.	2,096,945	0.5
27,500		Nidec Corp.	1,911,087	0.5
162,000		Olympus Corp.	3,467,152	0.8
2,100		Oriental Land Co., Ltd.	318,841	0.1
32,900		Pigeon Corp.	479,284	0.1
43,400		Recruit Holdings Co. Ltd.	1,621,991	0.4
12,200		Shimano, Inc.	2,037,964	0.5
76,300		Shiseido Co., Ltd.	3,138,467	0.7
7,100		SMC Corp.	3,499,140	0.8
35,500		SoftBank Group Corp.	1,491,241	0.4
54,200		Sony Group Corp.	4,597,675	1.1
28,300		Subaru Corp.	492,446	0.1
15,200		Sugi Holdings Co., Ltd.	685,732	0.2
38,600		Suzuki Motor Corp.	1,265,283	0.3
46,087		Sysmex Corp.	3,226,635	0.8
104,300		T&D Holdings, Inc.	1,180,472	0.3
65,700		Unicharm Corp.	2,379,801	0.6
313,900		Z Holdings Corp.	1,109,397	0.3
			68,139,893	16.3

		Macau: 0.1%
152,800	(1)	Sands China Ltd.	358,398	0.1

		Netherlands: 3.5%
1,146	(1),(2)	Adyen NV	2,061,385	0.5
6,597		ASML Holding NV	3,791,664	0.9
12,664		IMCD NV	2,028,119	0.5
4,437		Koninklijke DSM NV	710,579	0.2
35,601		Prosus NV	2,322,421	0.5
2,745		Shell PLC	73,227	0.0
91,493		Shell PLC - EUR	2,438,384	0.6
12,087		Wolters Kluwer NV	1,312,671	0.3
			14,738,450	3.5

		New Zealand: 0.4%
27,336	(1)	Xero Ltd.	1,800,859	0.4

		Norway: 2.4%
153,899		DNB Bank ASA	3,035,776	0.7
34,570		Equinor ASA	1,331,080	0.3
204,865		SpareBank 1 SR-Bank ASA	2,422,396	0.6
116,876		Sparebanken Vest	1,126,699	0.3
49,847		Yara International ASA	2,124,348	0.5
			10,040,299	2.4

		Portugal: 0.7%
133,652		Jeronimo Martins SGPS SA	3,093,623	0.7

		Russia: –%
1,561,600	(3)	Alrosa PJSC	–	–

		Singapore: 1.6%
333,238		United Overseas Bank Ltd.	6,648,545	1.6

		South Korea: 4.9%
51,055	(1)	Coupang, Inc.	882,741	0.2
13,300		Hyundai Mobis Co. Ltd.	2,340,895	0.6
45,621		Kia Corp.	2,856,213	0.7
29,600		LG Electronics, Inc.	2,159,094	0.5
232,500		LG Uplus Corp.	2,240,393	0.5
121,456		Samsung Electronics Co., Ltd. 005930	5,749,139	1.4
62,500		Shinhan Financial Group Co., Ltd.	1,721,200	0.4
34,000		SK Hynix, Inc.	2,570,292	0.6
			20,519,967	4.9

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: 0.8%
8,388	(1)	Iberdrola S.A.	$89,571	0.0
288,633		Iberdrola S.A. - IBEE	3,082,148	0.8
			3,171,719	0.8

		Sweden: 4.6%
134,408		Atlas Copco AB - A Shares	1,571,144	0.4
206,978		Atlas Copco AB - B Shares	2,150,024	0.5
100,124	(1)	Duni AB	955,702	0.3
105,092		Epiroc AB-B	1,669,239	0.4
155,835	(1)	Fastighets AB Balder	995,486	0.2
144,458		Investor AB-B SHS	2,695,835	0.7
65,113		Loomis AB	1,836,075	0.4
328,507		Nibe Industrier AB	3,309,415	0.8
148,900		SKF AB - B Shares	2,505,903	0.6
11,603	(1)	Spotify Technology SA	1,311,371	0.3
		19,000,194		4.6

		Switzerland: 5.0%
34,447		Cie Financiere Richemont SA	4,153,537	1.0
7,343		Lonza Group AG	4,462,720	1.1
16,898		Nestle SA	2,070,466	0.5
78,543		Novartis AG	6,749,174	1.6
286		Partners Group	312,239	0.1
9,486		Roche Holding AG-GENUSSCHEIN	3,149,395	0.7
		20,897,531		5.0

		Taiwan: 2.0%
326,000		Catcher Technology Co., Ltd.	1,861,926	0.4
41,409		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,663,868	0.9
165,331		Taiwan Semiconductor Manufacturing Co., Ltd.	2,835,355	0.7
		8,361,149		2.0

		Thailand: 0.6%
394,370		Kasikornbank PCL - Foreign	1,580,879	0.4
43,800		Kasikornbank PCL - NVDR	175,578	0.0
306,000		Tisco Financial Group PCL	739,379	0.2
		2,495,836		0.6

		United Kingdom: 16.5%
9,293		Allfunds Group Plc	78,419	0.0
193,800		Amcor PLC	2,509,710	0.6
63,091		Anglo American PLC	2,280,425	0.5
158,600		Antofagasta PLC	2,256,678	0.5
23,647		AstraZeneca PLC	3,110,568	0.7
382,932	(2)	Auto Trader Group PLC	2,952,231	0.7
601,585	(1)	Babcock International Group	2,515,901	0.6
314,160		BAE Systems PLC	2,952,720	0.7
81,494		Bellway PLC	2,435,381	0.6
31,458		Bunzl PLC	1,180,644	0.3
54,122		Burberry Group PLC	1,189,799	0.3
1,865,100	(1)	Cineworld Group PLC	526,337	0.1
98,989		CNH Industrial NV	1,275,237	0.3
17,867		CRH PLC - London	685,396	0.2
61,530		Diageo PLC	2,914,801	0.7
52,857		Experian PLC	1,850,651	0.4
84,972	(1)	Farfetch Ltd. - Class A	674,678	0.1
14,973		Games Workshop Group PLC	1,417,091	0.3
127,706		Hargreaves Lansdown PLC	1,322,116	0.3
21,290		HomeServe PLC	305,162	0.1
435,401		HSBC Holdings PLC	2,727,344	0.7
195,472		Inchcape PLC	2,000,700	0.5
50,770		Intermediate Capital Group PLC	946,431	0.2
28,421		Intertek Group PLC	1,518,972	0.4
14,099		Linde PLC	4,269,665	1.0
24,766		London Stock Exchange Group PLC	2,416,989	0.6
122,987		Mondi PLC	2,333,961	0.6
31,800		Next PLC	2,647,417	0.6
85,800	(1)	Nomad Foods Ltd.	1,582,152	0.4
130,874		Prudential PLC	1,614,257	0.4
347,740		Rightmove PLC	2,718,564	0.7
26,930		Rio Tinto PLC	1,625,757	0.4
1,473,859		Taylor Wimpey PLC	2,294,040	0.6
325,225	(1),(2)	Trainline PLC	1,569,191	0.4
55,655		Unilever PLC - ULVRL	2,710,570	0.7
50,755		Weir Group PLC	1,037,882	0.2
103,412	(1),(4)	Wise PLC	595,136	0.1
		69,042,973		16.5

		United States: 2.8%
4,389	(1)	Illumina, Inc.	951,009	0.2
19,300	(1)	Jazz Pharmaceuticals PLC	3,011,958	0.7
2,000		Linde PLC	604,000	0.2
2,542	(1)	Mettler Toledo International, Inc.	3,431,014	0.8
16,576		Mosaic Co.	872,892	0.2
36,366		Popular, Inc.	2,824,547	0.7
		11,695,420		2.8

	Total Common Stock
	(Cost $431,310,179)		400,923,256	96.1

EXCHANGE-TRADED FUNDS: 0.6%
51,210		iShares MSCI ACWI ex US ETF	2,382,289	0.6

	Total Exchange-Traded Funds
	(Cost $2,423,454)		2,382,289	0.6

PREFERRED STOCK: 1.0%
		Germany: 1.0%
9,837		Sartorius AG	4,400,067	1.0

	Total Preferred Stock
	(Cost $2,942,587)		4,400,067	1.0

	Total Long-Term Investments
	(Cost $436,676,220)		407,705,612	97.7

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.1%
539,136	(5)	JPMorgan Securities LLC, Repurchase Agreement dated 07/29/22, 2.25%, due 08/01/22 (Repurchase Amount $539,236, collateralized by various U.S. Government Securities, 0.250%-2.750%, Market Value plus accrued interest $549,919, due 02/28/25-04/30/27)
		(Cost $539,136)	$539,136	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
3,418,804	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.730%
	(Cost $3,418,804)	3,418,804	0.8

	Total Short-Term Investments
	(Cost $3,957,940)	3,957,940	0.9

Total Investments in Securities (Cost $440,634,160)	$411,663,552	98.6
Assets in Excess of Other Liabilities	5,675,092	1.4
Net Assets	$417,338,644	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2022.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.8%
Industrials	14.5
Financials	14.1
Information Technology	11.3
Health Care	10.1
Materials	8.3%
Consumer Staples	7.6
Communication Services	6.4
Real Estate	2.3
Energy	2.2
Utilities	1.5
Exchange-Traded Funds	0.6
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,926,052	$–	$–	$1,926,052
Australia	–	5,894,100	–	5,894,100
Belgium	–	3,681,473	–	3,681,473
Brazil	2,886,627	–	–	2,886,627
Canada	27,258,783	–	–	27,258,783
China	1,824,433	18,162,479	–	19,986,912
Denmark	456,474	943,279	–	1,399,753
Finland	–	1,859,884	–	1,859,884
France	–	25,727,065	–	25,727,065
Germany	–	31,961,120	–	31,961,120
Greece	–	798,493	–	798,493
Hong Kong	–	9,240,160	–	9,240,160
India	841,408	2,655,007	–	3,496,415
Ireland	1,364,073	671,915	–	2,035,988
Israel	700,360	–	–	700,360
Italy	–	2,065,215	–	2,065,215
Japan	–	68,139,893	–	68,139,893
Macau	–	358,398	–	358,398
Netherlands	–	14,738,450	–	14,738,450
New Zealand	–	1,800,859	–	1,800,859
Norway	–	10,040,299	–	10,040,299
Portugal	–	3,093,623	–	3,093,623
Russia	–	–	–	–
Singapore	–	6,648,545	–	6,648,545
South Korea	882,741	19,637,226	–	20,519,967
Spain	–	3,171,719	–	3,171,719
Sweden	2,267,073	16,733,121	–	19,000,194
Switzerland	–	20,897,531	–	20,897,531
Taiwan	3,663,868	4,697,281	–	8,361,149
Thailand	–	2,495,836	–	2,495,836
United Kingdom	6,640,893	62,402,080	–	69,042,973
United States	11,695,420	–	–	11,695,420
Total Common Stock	62,408,205	338,515,051	–	400,923,256
Exchange-Traded Funds	2,382,289	–	–	2,382,289
Preferred Stock	–	4,400,067	–	4,400,067
Short-Term Investments	3,418,804	539,136	–	3,957,940
Total Investments, at fair value	$68,209,298	$343,454,254	$–	$411,663,552

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $446,653,543.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$27,152,938
Gross Unrealized Depreciation	(61,949,490)

Net Unrealized Depreciation	$(34,796,552)